COMMITMENTS AND CONTINGENCY - Office Leases Commitment - short term (Details) - Jun. 30, 2022	CNY (¥)	USD ($)
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
Total lease payments	¥ 6,295,576	$ 939,958
Office Leases Commitment
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2023	549,219	82,001
Total lease payments	¥ 549,219	$ 82,001